Share-based payments - Summary of performance share plans (Detail) - Performance share plans	12 Months Ended
	Dec. 31, 2024 shares £ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares
– Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	2,596,811	2,596,811	2,903,449	2,903,449
Number of non-vested shares, awarded (in shares)	1,077,110	1,077,110	562,747	562,747
Number of non-vested shares, forfeited (in shares)	(77,417)	(77,417)	(166,376)	(166,376)
Number of non-vested shares, failed performance conditions (in shares)	(38,101)	(38,101)	0	0
Number of non-vested shares, vested (in shares)	(801,809)	(801,809)	(703,009)	(703,009)
Number of non-vested shares, ending balance (in shares)	2,756,594	2,756,594	2,596,811	2,596,811
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 24.34		£ 24.36
Weighted average fair value at grant date, non-vested shares, awarded | £ / shares	28.22		28.40
Weighted average fair value at grant date, non-vested shares, forfeited | £ / shares	27.33		27.94
Weighted average fair value at grant date, non-vested shares, failed performance conditions | £ / shares	24.68		0
Weighted average fair value at grant date, non-vested shares, vested | £ / shares	24.52		26.84
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 25.71		£ 24.34
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	924,836	924,836	767,439	767,439
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	111,446	111,446	181,492	181,492
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 51.12		£ 59.21
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | £ / shares	£ 51.70		£ 58.36
– Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,011,192	1,011,192	1,040,240	1,040,240
Number of non-vested shares, awarded (in shares)	579,982	579,982	287,714	287,714
Number of non-vested shares, forfeited (in shares)	(35,737)	(35,737)	(28,789)	(28,789)
Number of non-vested shares, failed performance conditions (in shares)	(11,058)	(11,058)	0	0
Number of non-vested shares, vested (in shares)	(175,600)	(175,600)	(287,973)	(287,973)
Number of non-vested shares, ending balance (in shares)	1,368,779	1,368,779	1,011,192	1,011,192
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 54.74		$ 52.51
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		67.34		61.66
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		60.05		51.91
Weighted average fair value at grant date, non-vested shares, failed performance conditions | $ / shares		54.55		0
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		54.55		53.88
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 59.97		$ 54.74
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	143,996	143,996	238,405	238,405
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	83,388	83,388	140,690	140,690
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 124.24		$ 122.58
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | $ / shares		$ 124.36		$ 123.40